OTHER RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
OTHER RECEIVABLES
NOTE 11 - OTHER RECEIVABLE

NOTE 11 - OTHER RECEIVABLES

As of September 30, 2021, other receivables consist of rental deposit, property management fee deposit, prepaid trademark system set up fees and staff reserve fund as follow:

	September 30, 2021	December 31, 2020
Prepaid trademark and system set up fee	$-	$3,318
Staff reserve fund and others	39,242	2,453
	$39,242	$5,771

NOTE 8 - OTHER RECEIVABLES

As of December 31, 2020, other receivables is consist of rental deposit, property management fee deposit, prepaid trademark and system set up fees as follow:

	December 31, 2020	December 31, 2019
Rental deposit	230,620	-
Property management fee deposit	34,290	-
Prepaid trademark and system set up fee	3,318	-
Others	2,453	-
	270,681	-